PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 9:-          PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010

Cost:

Office furniture and equipment	$79	$72
Computers, software and electronic equipment	5,110	4,510
Leasehold improvements	120	67

Total cost	5,309	4,649

Accumulated depreciation:

Office furniture and equipment	12	7
Computers, software and electronic equipment	4,393	4,160
Leasehold improvements	76	63

Total accumulated depreciation	4,481	4,230

Depreciated cost	$828	$419

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $251, $199 and $199, respectively.